Share-based payments (Details)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Description of vesting requirements for share-based payment arrangement	Compensation expense for RSUs is determined based upon the fair value of the Ordinary Shares underlying the awards on the date of grant and expensed over the vesting period, which is generally a one to four-year period, with a 1-year cliff vesting period and subsequent monthly vesting, resulting from participates completing a service condition.